Schedule of Total Purchase Price (Details) - USD ($)				3 Months Ended
		May 03, 2023		Jun. 30, 2023
Fair value of the Company's pre-Merger common stock				$ 16,447,649
Fair value of Series D Preferred Stock issued as consideration				$ 9,928,262
Prairie LLC Transaction costs (4)	[1]	$ 2,032,696
Purchase price		$ 15,170,154
Series D Preferred Stock [Member]
Number of shares of Series D Preferred Stock at to effectuate the Merger		4,423
Multipled by the fair value per share (3)	[2]	$ 725.57
Fair value of Series D Preferred Stock issued as consideration		$ 3,209,196
Common Stock [Member]
Number of shares of common stock of the combined company owned by the Company's stockholders immediately prior to the merger (1)		110,314,022	[3]
Multiplied by the fair value per share of common stock (2)	[4]	$ 0.09
Fair value of the Company's pre-Merger common stock		$ 9,928,262
Number of shares of Series D Preferred Stock at to effectuate the Merger		110,314,022		110,314,022
Fair value of Series D Preferred Stock issued as consideration				$ 1,103,140

[1]	Prairie LLC transaction costs consist primarily of legal expenses incurred by Prairie LLC. The transaction costs have been reflected as an increase in the purchase price.
[2]	Fair value calculated as described above on May 3, 2023.
[3]	For purposes of this unaudited pro forma combined financial information, 110,314,022 represents the historical shares of the common stock outstanding immediately prior to the closing of the Merger on May 3, 2023.
[4]	Based on the last reported sale price of the common stock on OTC Capital Markets on May 3, 2023, the closing date of the Merger (the “Closing Date”).